Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000912900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Praxis Small Cap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Praxis Mutual Funds

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

Supplement dated December 17, 2024 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 29, 2024

Effective December 23, 2024, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Index Fund (collectively, the “Funds”) benchmark indexes are changing as follows:

•	The Praxis Value Index Fund's benchmark index will be the CRSP US Large Cap Value Index.

•	The Praxis Growth Index Fund's benchmark index will be the CRSP US Large Cap Growth Index.

•	The Praxis Small Cap Index Fund's benchmark index will be the CRSP US Small Cap Index.

The transition to new indexes will cause increased portfolio turnover, commissions and realized gains for each of the Funds at the time of the transition. In connection with the benchmark index changes, effective December 23, 2024, each Fund's Propsectus and Summary Prospectus is revised as follows:

Praxis Value Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Value Index with CRSP US Large Cap Value Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Value Index is a broadly diversified index predominately made up of value stocks of large U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		13.74%	12.32%	8.82%
Return After Taxes on Distributions		12.35%	10.77%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares		8.81%	9.39%	6.75%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		20.42%	13.98%	9.88%
CRSP US Large Cap Value Index[1] (reflects no deduction for fees, expenses or taxes)		9.17%	11.74%	9.75%
S&P 500 Value Index[2] (reflects no deduction for fees, expenses or taxes)		22.23%	14.11%	10.01%

[1]	Effective December 23, 2024, the Fund’s benchmark index is changing from the S&P 500 Value Index to CRSP US Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Growth Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Growth Index with CRSP US Large Cap Growth Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Growth Index is a broadly diversified index predominately made up of growth stocks of U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		22.68%	15.07%	12.45%
Return After Taxes on Distributions		22.03%	13.70%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares		13.66%	11.87%	10.16%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		29.82%	16.67%	13.47%
CRSP US Large Cap Growth Index[1] (reflects no deductions for fees, expenses or taxes)		46.86%	19.21%	14.02%
S&P 500 Growth Index[2] (reflects no deductions for fees, expenses or taxes)		30.06%	16.23%	13.35%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P 500 Growth Index to the CRSP US Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Small Cap Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P SmallCap 600 Index with CRSP US Small Cap Index and to add the following sentence:

CRSP US Small Cap Index is a broadly diversified index of stocks of small U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		9.81%	8.27%	4.08%
Return After Taxes on Distributions		9.41%	7.31%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares		5.81%	6.33%	2.62%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		16.67%	10.13%	5.30%
CRSP US Small Cap Index[1] (reflects no deductions for fees, expenses or taxes)		18.09%	11.67%	8.41%
S&P® SmallCap 600 Index[2] (reflects no deductions for fees, expenses or taxes)		16.05%	11.03%	8.66%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P® SmallCap 600 Index to the CRSP US Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P Small Cap 600” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

All Funds

Paragraphs 1 thru 3 under “Additional Index Information” section on pages 63 and 64 of the Prospectus are deleted in their entirety and replaced as follows:

•	Center for Research in Security Prices, LLC (CRSP®) and its third-party suppliers have exclusive proprietary rights in the CRSP® Index Data, which has been licensed for use by Praxis Funds but is and shall remain valuable intellectual property owned by, and/or licensed to, CRSP®. The Praxis Funds are not sponsored, endorsed, sold or promoted by CRSP®, The University of Chicago, or The University of Chicago Booth School of Business and neither CRSP®, The University of Chicago, or The University of Chicago Booth School of Business, make any representation regarding the advisability of investing in the Praxis Funds.

More information on the CRSP Indices can be found at https://www.crsp.org/indexes/

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

Praxis Growth Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Praxis Mutual Funds

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

Supplement dated December 17, 2024 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 29, 2024

Effective December 23, 2024, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Index Fund (collectively, the “Funds”) benchmark indexes are changing as follows:

•	The Praxis Value Index Fund's benchmark index will be the CRSP US Large Cap Value Index.

•	The Praxis Growth Index Fund's benchmark index will be the CRSP US Large Cap Growth Index.

•	The Praxis Small Cap Index Fund's benchmark index will be the CRSP US Small Cap Index.

The transition to new indexes will cause increased portfolio turnover, commissions and realized gains for each of the Funds at the time of the transition. In connection with the benchmark index changes, effective December 23, 2024, each Fund's Propsectus and Summary Prospectus is revised as follows:

Praxis Value Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Value Index with CRSP US Large Cap Value Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Value Index is a broadly diversified index predominately made up of value stocks of large U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		13.74%	12.32%	8.82%
Return After Taxes on Distributions		12.35%	10.77%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares		8.81%	9.39%	6.75%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		20.42%	13.98%	9.88%
CRSP US Large Cap Value Index[1] (reflects no deduction for fees, expenses or taxes)		9.17%	11.74%	9.75%
S&P 500 Value Index[2] (reflects no deduction for fees, expenses or taxes)		22.23%	14.11%	10.01%

[1]	Effective December 23, 2024, the Fund’s benchmark index is changing from the S&P 500 Value Index to CRSP US Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Growth Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Growth Index with CRSP US Large Cap Growth Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Growth Index is a broadly diversified index predominately made up of growth stocks of U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		22.68%	15.07%	12.45%
Return After Taxes on Distributions		22.03%	13.70%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares		13.66%	11.87%	10.16%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		29.82%	16.67%	13.47%
CRSP US Large Cap Growth Index[1] (reflects no deductions for fees, expenses or taxes)		46.86%	19.21%	14.02%
S&P 500 Growth Index[2] (reflects no deductions for fees, expenses or taxes)		30.06%	16.23%	13.35%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P 500 Growth Index to the CRSP US Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Small Cap Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P SmallCap 600 Index with CRSP US Small Cap Index and to add the following sentence:

CRSP US Small Cap Index is a broadly diversified index of stocks of small U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		9.81%	8.27%	4.08%
Return After Taxes on Distributions		9.41%	7.31%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares		5.81%	6.33%	2.62%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		16.67%	10.13%	5.30%
CRSP US Small Cap Index[1] (reflects no deductions for fees, expenses or taxes)		18.09%	11.67%	8.41%
S&P® SmallCap 600 Index[2] (reflects no deductions for fees, expenses or taxes)		16.05%	11.03%	8.66%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P® SmallCap 600 Index to the CRSP US Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P Small Cap 600” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

All Funds

Paragraphs 1 thru 3 under “Additional Index Information” section on pages 63 and 64 of the Prospectus are deleted in their entirety and replaced as follows:

•	Center for Research in Security Prices, LLC (CRSP®) and its third-party suppliers have exclusive proprietary rights in the CRSP® Index Data, which has been licensed for use by Praxis Funds but is and shall remain valuable intellectual property owned by, and/or licensed to, CRSP®. The Praxis Funds are not sponsored, endorsed, sold or promoted by CRSP®, The University of Chicago, or The University of Chicago Booth School of Business and neither CRSP®, The University of Chicago, or The University of Chicago Booth School of Business, make any representation regarding the advisability of investing in the Praxis Funds.

More information on the CRSP Indices can be found at https://www.crsp.org/indexes/

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

Praxis Value Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Praxis Mutual Funds

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

Supplement dated December 17, 2024 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 29, 2024

Effective December 23, 2024, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Index Fund (collectively, the “Funds”) benchmark indexes are changing as follows:

•	The Praxis Value Index Fund's benchmark index will be the CRSP US Large Cap Value Index.

•	The Praxis Growth Index Fund's benchmark index will be the CRSP US Large Cap Growth Index.

•	The Praxis Small Cap Index Fund's benchmark index will be the CRSP US Small Cap Index.

The transition to new indexes will cause increased portfolio turnover, commissions and realized gains for each of the Funds at the time of the transition. In connection with the benchmark index changes, effective December 23, 2024, each Fund's Propsectus and Summary Prospectus is revised as follows:

Praxis Value Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Value Index with CRSP US Large Cap Value Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Value Index is a broadly diversified index predominately made up of value stocks of large U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		13.74%	12.32%	8.82%
Return After Taxes on Distributions		12.35%	10.77%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares		8.81%	9.39%	6.75%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		20.42%	13.98%	9.88%
CRSP US Large Cap Value Index[1] (reflects no deduction for fees, expenses or taxes)		9.17%	11.74%	9.75%
S&P 500 Value Index[2] (reflects no deduction for fees, expenses or taxes)		22.23%	14.11%	10.01%

[1]	Effective December 23, 2024, the Fund’s benchmark index is changing from the S&P 500 Value Index to CRSP US Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Growth Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P 500 Growth Index with CRSP US Large Cap Growth Index and to replace the fourth sentence with the following sentence:

CRSP US Large Cap Growth Index is a broadly diversified index predominately made up of growth stocks of U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		22.68%	15.07%	12.45%
Return After Taxes on Distributions		22.03%	13.70%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares		13.66%	11.87%	10.16%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		29.82%	16.67%	13.47%
CRSP US Large Cap Growth Index[1] (reflects no deductions for fees, expenses or taxes)		46.86%	19.21%	14.02%
S&P 500 Growth Index[2] (reflects no deductions for fees, expenses or taxes)		30.06%	16.23%	13.35%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P 500 Growth Index to the CRSP US Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Small Cap Index Fund

The Principal Investment Strategies section is revised to replace all references to the S&P SmallCap 600 Index with CRSP US Small Cap Index and to add the following sentence:

CRSP US Small Cap Index is a broadly diversified index of stocks of small U.S. companies.

The Average Annual Total Return table is deleted in its entirety and revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2023 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		9.81%	8.27%	4.08%
Return After Taxes on Distributions		9.41%	7.31%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares		5.81%	6.33%	2.62%

Average Annual Total Returns For the Periods Ended December 31, 2023	Class I	1 Year	5 Years	10 Years
Return Before Taxes		16.67%	10.13%	5.30%
CRSP US Small Cap Index[1] (reflects no deductions for fees, expenses or taxes)		18.09%	11.67%	8.41%
S&P® SmallCap 600 Index[2] (reflects no deductions for fees, expenses or taxes)		16.05%	11.03%	8.66%

[1]	Effective December 23, 2024, the Fund's benchmark index is changing from the S&P® SmallCap 600 Index to the CRSP US Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index.
[2]	“S&P Small Cap 600” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

All Funds

Paragraphs 1 thru 3 under “Additional Index Information” section on pages 63 and 64 of the Prospectus are deleted in their entirety and replaced as follows:

•	Center for Research in Security Prices, LLC (CRSP®) and its third-party suppliers have exclusive proprietary rights in the CRSP® Index Data, which has been licensed for use by Praxis Funds but is and shall remain valuable intellectual property owned by, and/or licensed to, CRSP®. The Praxis Funds are not sponsored, endorsed, sold or promoted by CRSP®, The University of Chicago, or The University of Chicago Booth School of Business and neither CRSP®, The University of Chicago, or The University of Chicago Booth School of Business, make any representation regarding the advisability of investing in the Praxis Funds.

More information on the CRSP Indices can be found at https://www.crsp.org/indexes/

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE